Note 6 - Accrued Liabilities (Details) - USD ($)	Nov. 30, 2019	Nov. 30, 2018
Payables and Accruals [Abstract]
Professional fees	$ 220,754	$ 229,170
Board of Directors fees	115,885	49,901
Litigation settlement fee	400,000	0
Interest	60,019	17,413
Other	131,040	56,663
Accrued liabilities	$ 927,698	$ 353,147